Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt [Abstract]
Schedule of Convertible Debt

As of December 31, 2024 and 2023, the convertible debt had the following balances:

	12/31/2024	12/31/2023
Outstanding Principal	$5,722,511	$4,527,228
Unamortized Debt Issuance Costs	$—	$—
Unamortized Debt Discount – Shares Payable	$—	$—
Unamortized Debt Discount – Original Issue Discount	$—	$—
Convertible Debt, Net	$5,722,511	$4,527,228